Share Capital - Summary of Options Outstanding (Detail)		6 Months Ended		12 Months Ended
		Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Canadian Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	[1]	875,433	875,433	591,609	591,609
Number of Stock Options, Granted	[1]	10,000	10,000	322,517	322,517
Number of Stock Options, Expired/Forfeited	[1]	(41,745)	(41,745)	(38,693)	(38,693)
Number of Stock Options, Balance Ending	[1]	843,688	843,688	875,433	875,433
Weighted-average Exercise Price, Balance Beginning			$ 18.20		$ 21.30
Weighted-average Exercise Price, Granted			4.54		13.51
Weighted-average Exercise Price, Expired/Forfeited			31.29		24.90
Weighted-average Exercise Price, Balance Ending			$ 6.23		$ 18.20
US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning		50,349	50,349
Number of Stock Options, Granted	[2]	293,000	293,000	50,349	50,349
Number of Stock Options, Balance Ending		343,349	343,349	50,349	50,349
Weighted-average Exercise Price, Balance Beginning		$ 1.55
Weighted-average Exercise Price, Granted	[2]	3.44		$ 1.55
Weighted-average Exercise Price, Balance Ending		$ 3.17		$ 1.55

[1]	After giving consideration for 30:1 share consolidation effected June 2018.
[2]	Options granted in the period ending June 30, 2019 will vest in accordance with vesting schedules and milestones over a period up to 7 years.